Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The components of inventories were as follows:
	December 31,
(In thousands of U.S. dollars)	2012	2013

Raw materials	894	1,715
Finished goods	626	2,047

Inventories, net	1,520	3,762